Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 15, 2014
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Emerging Markets Frontier Fund

Effective October 1, 2015, the following information replaces similar disclosure under the "FEES AND EXPENSES OF THE FUND" heading of the summary section of the fund's prospectus and under the "WHO MANAGES AND OVERSEES THE FUND" heading of the "FUND DETAILS" section of the fund's prospectus:

The Advisor has contractually agreed through September 30, 2016 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 2.25%, 3.00%, 2.00% and 2.10% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Deutsche Emerging Markets Frontier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Emerging Markets Frontier Fund

Effective October 1, 2015, the following information replaces similar disclosure under the "FEES AND EXPENSES OF THE FUND" heading of the summary section of the fund's prospectus and under the "WHO MANAGES AND OVERSEES THE FUND" heading of the "FUND DETAILS" section of the fund's prospectus:

The Advisor has contractually agreed through September 30, 2016 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at 2.25%, 3.00%, 2.00% and 2.10% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.